Average Annual Total Returns - Nationwide Small Cap Index Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	12.66%	11.40%	10.06%	12.50%	8.01%	7.50%	7.60%	8.23%	7.52%	17.63%	11.93%	9.97%	19.22%	12.44%	10.51%	20.03%	13.20%	11.16%	19.76%	12.95%	10.89%	19.96%	13.26%	11.20%